Benefit plans and stock-based compensation	12 Months Ended
Mar. 29, 2025
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Benefit plans and stock-based compensation
10.	Benefit plans and stock-based compensation:

(a)	Stock option plans and arrangements:

(i)
The Company can issue stock options, stock appreciation rights, deferred share units and restricted stock units to executive management, key employees and directors under the stock-based compensation plans discussed below. The Company’s stock trades on the NYSE American and is valued in U.S. dollars, as such all prices in Note 10 are denominated in U.S. dollars.

The Company has a
Long-Term
Incentive Plan under which awards may be made in order to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to employees and to promote the success of the Company. Any employee or consultant selected by the administrator is eligible for any type of award provided for under the Long-Term Incentive Plan, except that incentive stock options may not be granted to consultants. The Long-Term Incentive Plan provided for the grant of units and performance units or share awards. As of March 29, 2025, there were 10,000 cash-based stock appreciation rights that were exercisable under the Long-Term Incentive Plan. The stock appreciation rights outstanding under the Long-Term Incentive Plan have a weighted average exercise price of $1.16 as of March 29, 2025. The Company has not made any grants under this incentive plan in the past three years. As at March 29, 2025, the Company has recognized a liability of nil in relation to these stock appreciation rights ($0.1 million as at March 30, 2024).
As of March 29, 2025, there were no stock options to purchase Class A voting shares outstanding under the Long-Term Incentive Plan. On December 19, 2024, stock options to purchase 20,000 Class A voting shares were exercised. During fiscal 2025, 2024, and 2023, no stock options were granted under the Long-Term Incentive Plan. Total compensation cost for options recognized in expenses was nil in each of fiscal 2025, 2024, and 2023. This Long-Tern Incentive Plan expired in February 2016 and no further awards will be granted under this plan. However, the Long-Term Incentive Plan will remain in effect until the outstanding awards issued under the plan terminate or expire by their terms.
On August 15, 2016, the Board of Directors adopted the Company’s Omnibus Long-Term Incentive Plan (the “Omnibus LTIP”), and same was approved by the Company’s shareholders on September 21, 2016. Further to the Omnibus LTIP, the Company’s directors, officers, senior executives and other employees of the Company or one of its subsidiaries, consultants and service providers providing ongoing services to the Company and its affiliates may from time-to-time
be granted various types of compensation awards, as same are further described below. The Omnibus LTIP is meant to replace the Company’s former equity awards plans. As of March 26, 2021, there were a total of 1,000,000 shares of the Company’s Class A voting shares reserved for issuance under the Omnibus LTIP. On January 11, 2022, the Omnibus LTIP was amended to increase the number of the Company’s Class A voting shares reserved for issuance under the Omnibus LTIP from 1,000,000 to 1,500,000. This increase was ratified by a majority of shareholders in September 2022. In no event shall the Company issue Class A voting shares, or awards requiring the Company to issue Class A voting shares, pursuant to the Omnibus LTIP if such issuance, when combined with the Class A voting shares issuable upon the exercise of awards granted under the Company’s former plan or any other equity awards plan of the Company, would exceed 1,796,088 Class A voting shares, unless such issuance of Class A voting shares or awards is approved by the shareholders of the Company. This limit shall not restrict however, the Company’s ability to issue awards under the Omnibus LTIP that are payable other than in shares. As of March 29, 2025, there were no stock options to purchase Class A voting shares outstanding under the Omnibus LTIP as 12,000 stock options expired during fiscal 2025, all of which were granted during fiscal 2017, with a three-year vesting period, an average exercise price of $1.43 and an expiration date of 10 years after the grant date. No additional stock options were granted under this plan since then. Total compensation cost for options recognized in expenses was nil in each of fiscal 2025, 2024, and 2023.
The following is a summary of the activity of Birks’ stock option plans and arrangements.

	Options	Weighted average exercise price
Outstanding March 26, 2022	257,000	$1.09
Exercised	(225,000)	1.10
Forfeited	—	—

Outstanding March 25, 2023 and March 30, 2024	32,000	1.02
Exercised	(20,000)	0.78
Forfeited	(12,000)	1.43

Outstanding March 29, 2025	—	$—

(b)
As of March 29, 2025, March 30, 2024 and March 25, 2023, the Company no longer has any outstanding warrants exercisable into shares of the Company’s Class A voting shares

and
no
additional compensation expense was recognized. These warrants expired on August 20, 2022, and all remaining warrants have been forfeited.

(c)	Restricted stock units and deferred share unit plans:
On September 17, 2020,
the
Company issued 375,000 cash-settled restricted stock units (“RSUs”) to members of senior management under the Omnibus LTIP. These units vest after three years and expire within two months following the vesting date. Compensation expense is based on the fair value of the RSU and the liability is re-measured
at each reporting period. On December 20, 2021, the Company converted 325,000 of the outstanding cash-settled RSUs to equity-settled awards and as a result, the liability outstanding at that date of $0.9 million was reclassified to additional paid-in
capital. At March 29, 2025 and March 30, 2024, there were nil outstanding cash-settled RSUs as all remaining cash-settled RSUs were exercised in fiscal 2024 (50,000 outstanding at March 25, 2023) and nil outstanding equity-settled RSUs as all remaining equity-settled RSUs were exercised in fiscal 2024 (325,000 outstanding at March 25, 2023).
The Company issued 143,829 cash-settled deferred share units (“DSUs”) to members of the board of directors on October 1, 2024 (70,000 DSUs on October 1, 2023 and 35,584 DSUs on September 21, 2022). In the prior years, the Company issued cash-settled DSU’s on September 16, 2021 (61,470 units), September 17, 2020 (223,878 units), October 7, 2019 (157,890 units) and June 20, 2019 (86,954 units). On December 20, 2021, the Company converted all of the 750,482 outstanding cash-settled DSUs to equity-settled awards and as a result, the liability outstanding at that date of $4.6 million was reclassified to additional paid-in
capital. During fiscal 2025, 8,896 cash-settled and 408,718 equity-settled DSUs were exercised (8,896 cash-settled and 10,000 equity-settled DSUs exercised for fiscal 2024 and nil for fiscal 2023). At March 29, 2025, 231,621 cash-settled DSUs were outstanding (March 30, 2024 – 96,688 and March 25,
2023 –
35,584) and 331,764 equity-settled DSUs were outstanding (March 30, 2024 – 740,482 and March 25, 2023 – 750,482). These units are exercisable immediately upon the date the member ceases being a director and expire on December 31 of the following year.
A summary of the status of the Company’s cash-settled DSUs and cash-settled RSUs at March 29, 2025 is presented below:

DSU
Outstanding March 26, 2022	—
Grants of new units	35,584

Outstanding March 25, 2023	35,584
Grants of new units	70,000
Exercised	(8,896)

Outstanding March 30, 2024	96,688
Grants of new units	143,829
Exercised	(8,896)

Outstanding March 29, 2025	231,621

The fair value of cash-settled DSUs is measured based on the Company’s share price at each period end. As at March 29, 2025, the liability for all cash-settled DSU’s was $0.4 million (March 30, 2024 – $0.4 million and March 25, 2023 – $0.4 million). The closing stock price used to determine the liability for fiscal 2025 was $1.16 ($3.34 as at March 30, 2024). Total compensation cost (gain) for DSUs recognized in expense was ($0.5) million, ($0.3) million, and $0.4 million in fiscal 2025, 2024, and 2023, respectively.

RSU
Outstanding March 26, 2022	50,000
Exercised	—

Outstanding March 25, 2023	50,000
Exercised	(50,000)

Outstanding March 30, 2024 and March 29, 2025	—

The fair value of cash-settled RSUs is measured based on the Company’s share price at each period end. As at March 29, 2025, the liability for all vested cash-settled
RSUs was nil (March 30, 2024 - nil and March 25, 2023 - $0.5 million). The closing stock price used to determine the liability was $8.18 for fiscal 2023. Total compensation cost (gain) for cash-settled RSU’s recognized in expense was nil, ($0.2) million, and $0.3 million in fiscal 2025, 2024, and 2023, respectively. Total compensation cost for equity-settled RSU’s recognized in expense was nil, $0.03 million and $0.5 million in fiscal 2025, 2024, and 2023, respectively.
A summary of the status of the Company’s equity-settled DSUs at March
29
, 2025 is presented below:

DSU
Outstanding March 25, 2023	750,482
Exercised	(10,000)

Outstanding March 30, 2024	740,482
Exercised	(408,718)

Outstanding March 29, 2025	331,764

A summary of the status of the Company’s equity-settled RSUs at March 29, 2025 is presented below:

RSU
Outstanding March 25, 2023	325,000
Exercised	(325,000)

Outstanding March 30, 2024 and March 29, 2025	—

The equity-settled RSUs and DSUs are recorded at fair value at grant or modification date and not
subsequently
re-measured.